Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
LICENSE FEE REVENUES:	$ 18,025	$ 18,026	$ 36,051	$ 35,213	$ 71,264
COST OF REVENUES	1,459	1,460	2,919	2,085	5,004
GROSS PROFIT	16,566	16,566	33,132	33,128	66,260
OPERATING EXPENSES:
Compensation expense	100,212	54,942	227,393	167,234	395,123	755,993
Professional fees	248,179	270,906	444,427	942,475	1,598,367	1,173,717
Research and development	105,676	98,846	275,955	147,448	693,910	26,250
Insurance expense	30,866	29,015	64,158	50,721	108,750	30,191
Bad debt (recovery) expense, net		(46,000)	(20,000)	(53,500)	(148,500)	165,376
Selling, general and administrative expenses	25,918	45,706	62,743	116,735	162,953	50,192
Total operating expenses	510,851	453,415	1,054,676	1,371,113	2,810,603	2,201,719
OPERATING LOSS FROM CONTINUING OPERATIONS	(494,285)	(436,849)	(1,021,544)	(1,337,985)	(2,744,343)	(2,201,719)
OTHER INCOME (EXPENSE):
Interest income (expense), net	377	(1,040)	792	(2,389)	1,210	11,543
Other income from equity shares earned for lock up agreement			85,733
Other income						3,000
Gain on forgiveness of PPP note payable		19,082		19,082	19,082
Interest expense					(3,036)	(269,043)
Interest expense - related party						(224)
Foreign exchange loss						(2,950)
Loss on debt extinguishment						(197,682)
Net realized gain (loss) on equity investments	(104,700)		(104,700)		6,660,483
Net unrealized gain (loss) on equity investments	(59,511)	30,000	(221,309)	68,750	248,588	(9,194)
Other expense	(283)		(283)
Total other income (expense)	(164,117)	48,042	(239,767)	85,443	6,926,327	(464,550)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(658,402)	(388,807)	(1,261,311)	(1,252,542)	4,181,984	(2,666,269)
Provision for income taxes					(24,876)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(658,402)	(388,807)	(1,261,311)	(1,252,542)	4,157,108	(2,666,269)
DISCONTINUED OPERATIONS:
Gain from sale of assets of discontinued operations, net of tax					1,553
Loss from discontinued operations, net of tax		(73,183)	(1,163)	(140,150)	(254,920)	(371,248)
LOSS FROM DISCONTINUED OPERATIONS		(73,183)	(1,163)	(140,150)	(253,367)	(371,248)
NET INCOME (LOSS)	(658,402)	(461,990)	(1,262,474)	(1,392,692)	3,903,741	(3,037,517)
Deemed dividend				(1,403,997)	(1,403,997)	(69,000)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ (658,402)	$ (461,990)	$ (1,262,474)	$ (2,796,689)	$ 2,499,744	$ (3,106,517)
NET INCOME (LOSS) PER COMMON SHARE:
Continuing operations - basic (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.03)	$ 0.04	$ (0.05)
Discontinued operations - basic (in Dollars per share)		$ 0	$ 0	$ 0	$ 0	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	99,395,304	96,857,408	99,018,232	91,032,045	94,865,761	65,954,691